Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurement of Financial Assets and Liabilities (Recurring) (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets			$ 20,143,785	$ 20,143,785
Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	$ 6,937,549	$ 4,123,054
LIABILITIES
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Forward Contract [Member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	504,275	322,241
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Swap contract [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	2,431,436	788,133
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Call options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	1,758	1,493
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Put options [member] | Derivative Financial Instruments Liabilities [member]
LIABILITIES
Financial liabilities	565	939
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Financial instruments at fair value through profit and loss [member]
ASSETS
Financial assets	183,702	96,943
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Chilean Central Bank Securities [member]
ASSETS
Financial assets	80,898	36,608
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other Instruments Issued in Chile [Member]
ASSETS
Financial assets	23,123	4,017
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	67,088	23,276
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other securities issued abroad [member]
ASSETS
Financial assets	4,390	19,505
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Investments in mutual funds [member]
ASSETS
Financial assets	5,903	3,532
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Other investments at fair value through profit or loss [member]
ASSETS
Financial assets	2,300	10,005
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Trading Portfolio Financial Assets [member] | Financial instruments at FVTOCI [member]
ASSETS
Financial assets	3,598,890	2,657,154
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Foreign government and central bank instruments [member]
ASSETS
Financial assets	165,927	769,693
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued abroad [member]
ASSETS
Financial assets	716,423	332,560
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Chilean Central Bank and Government Securities [member]
ASSETS
Financial assets	2,174,278	1,352,084
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other securities issued in Chile [member]
ASSETS
Financial assets	536,576	196,439
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial Investments Available-for-Sale [member] | Other investments at fair value through other comprehensive income [member]
ASSETS
Financial assets	5,686	6,378
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Financial derivative contracts [member]
ASSETS
Financial assets	3,154,957	1,368,957
LIABILITIES
Financial liabilities	2,938,034	1,112,806
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Forward Contract [Member]
ASSETS
Financial assets	454,300	342,993
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Swap contract [member]
ASSETS
Financial assets	2,696,635	1,021,701
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Call options [member]
ASSETS
Financial assets	3,805	4,217
Recurring Fair Value Measurement [Member] | IFRS9 [member] | Derivative financial instruments [member] | Put options [member]
ASSETS
Financial assets	$ 217	$ 46